Estimated Useful Lives of Premises and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Building and Building Improvements | Minimum
Property, Plant and Equipment [Line Items]
Premises and equipment	10 years
Building and Building Improvements | Maximum
Property, Plant and Equipment [Line Items]
Premises and equipment	40 years
Furniture and Fixtures | Minimum
Property, Plant and Equipment [Line Items]
Premises and equipment	2 years
Furniture and Fixtures | Maximum
Property, Plant and Equipment [Line Items]
Premises and equipment	10 years